Schedule of carrying amount of line of credit refinancing (Details) - CWB Loans [Member] $ in Thousands	Sep. 30, 2023 CAD ($)
Line of Credit Facility [Line Items]
Line of credit carrying amount, beginning balance	$ 41,588
Loss on extinguishment of debt	429
Legal fees	(202)
Line of credit carrying amount, ending balance	$ 41,815